INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS [Abstract]
INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS
NOTE 7:              INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS

The Company has purchased investments in limited partnerships that were formed to operate low-income housing apartment complexes and single-family housing units throughout Missouri.  The investments are accounted for under the cost method as the Company does not have the ability to exert significant influence over the partnerships.  For a minimum 15 year compliance period, each partnership must adhere to affordable housing regulatory requirements in order to maintain the utilization of the tax credits. At December 31, 2011 and 2010, the net carrying value of the Company's investments in these entities were $6,249,021 and $5,251,318, respectively, and are included in other assets on the Company's Consolidated Balance Sheets.

The Company received federal tax credits of $806,324, $551,000 and $499,943 during 2011, 2010 and 2009, respectively.  Amortization of the investment costs were $676,700, $480,322 and $451,927 during 2011, 2010 and 2009, respectively.